Summary of Reconciliation of Statement of Cash Flows (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Jan. 01, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net loss for the year		R$ (4,027,661)	R$ (15,679,742)	R$ (10,794,183)
Discontinued operations, net of tax				867,139
Adjustments to reconcile net income to cash provided by operating activities
Charges, interest income, and inflation adjustment		(1,115,823)	(5,342,872)	6,408,711
Provision for contingencies	R$ 493,000	143,517	1,056,410	1,542,831
Other non-cash items				190,807
Other				245,682
Cash flows provided by (used in) operating activities-continuing operations		4,401,758	3,100,320	(1,539,013)
Cash flows from operating activities-discontinued operations				485,342
Net cash generated (used) by operating activities		4,401,758	3,100,320	(1,053,671)
Net cash (used) generated by in investing activities		(4,421,656)	(3,917,416)	12,543,019
Net cash used in financing activities		(691,775)	(6,119,217)	(2,356,686)
Foreign exchange differences on cash equivalents		11,106	(398,499)	3,316,195
Net (decrease) increase in cash and cash equivalents		(700,567)	(7,334,812)	12,448,857
Cash and cash equivalents beginning of year		7,563,251	14,898,063	2,449,206
Cash and cash equivalents end of year	2,449,206	R$ 6,862,684	7,563,251	14,898,063
Scenario, Previously Reported
Net loss for the year				(9,572,036)
Discontinued operations, net of tax				867,139
Adjustments to reconcile net income to cash provided by operating activities
Charges, interest income, and inflation adjustment				6,442,647
Provision for contingencies				566,616
Other non-cash items				(89,060)
Other				245,682
Cash flows provided by (used in) operating activities-continuing operations				(1,539,013)
Cash flows from operating activities-discontinued operations				485,342
Net cash generated (used) by operating activities				(1,053,671)
Net cash (used) generated by in investing activities				12,543,019
Net cash used in financing activities				(2,356,686)
Foreign exchange differences on cash equivalents				3,316,195
Net (decrease) increase in cash and cash equivalents				12,448,857
Cash and cash equivalents beginning of year			R$ 14,898,063	2,449,206
Cash and cash equivalents end of year	R$ 2,449,206			14,898,063
Restatement Adjustment
Net loss for the year				(1,222,147)
Adjustments to reconcile net income to cash provided by operating activities
Charges, interest income, and inflation adjustment				(33,936)
Provision for contingencies				976,215
Other non-cash items				R$ 279,867